Note 17 - Deferred Income Tax and Social Contribution - Applied Rates (Details)	12 Months Ended
Dec. 31, 2019
CANADA
Statement Line Items [Line Items]
Applied rates	26.00%
Bottom of range [member] | Central America and the Caribbean [member]
Statement Line Items [Line Items]
Applied rates	23.00%
Bottom of range [member] | Latin America [Member]
Statement Line Items [Line Items]
Applied rates	14.00%
Top of range [member] | Central America and the Caribbean [member]
Statement Line Items [Line Items]
Applied rates	31.00%
Top of range [member] | Latin America [Member]
Statement Line Items [Line Items]
Applied rates	30.00%